KEMPER GLOBAL AND INTERNATIONAL FUNDS
                            Kemper Asian Growth Fund
                       Kemper Emerging Markets Growth Fund
                       Kemper Emerging Markets Income Fund
                          Kemper Global Blue Chip Fund
                            Kemper Global Income Fund
                            Kemper International Fund
                   Kemper International Growth and Income Fund
                            Kemper Latin America Fund

                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1999,
                          AS REVISED NOVEMBER 10, 1999

                           ---------------------------

Effective January 1, 2000, the following disclosure replaces the (i) Annual fund operating expenses table and (ii) expense example table in the "Fee and expense information" section for the indicated fund:

Kemper Asian Growth Fund
                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     0.85%          0.85%           0.85%
Distribution (12b-1) Fees          None           0.75%           0.75%
Other Expenses*                    3.00%          3.90%           4.16%
Total Annual Fund Operating
Expenses                           3.85%          5.50%           5.76%
Expense Reimbursement              2.05%          2.72%           3.05%
Net Annual Operating
Expenses**                         1.80%          2.78%           2.71%
-----------

* Includes cost of shareholder servicing, custody and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

** By contract, total annual fund operating expenses are capped at 1.80% for Class A shares, 2.78% for Class B shares, and 2.71% for Class C shares through February 29, 2000.

Example

Fees and expenses if you sold your shares after:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $747           $681            $374
3 Years                           $1,505         $1,700          $1,444
5 Years                           $2,280         $2,708          $2,595
10 Years                          $4,297         $4,628          $5,399

Fees and expenses if you did not sell your shares:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $747           $281            $274
3 Years                           $1,505         $1,400          $1,444
5 Years                           $2,280         $2,508          $2,595
10 Years                          $4,297         $4,628          $5,399

Kemper Emerging Markets Growth Fund
                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     1.25%          1.25%           1.25%
Distribution (12b-1) Fees          None           0.75%           0.75%
Other Expenses*                   25.29%         26.17%          26.11%
Total Annual Fund Operating
Expenses                          26.54%         28.17%          28.11%
Expense Reimbursement             24.26%         24.99%          24.96%
Net Annual Operating
Expenses**                         2.28%          3.18%           3.15%
-----------

* Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

** By contract, total annual fund operating expenses are capped at 2.28% for Class A shares, 3.18% for Class B shares, and 3.15% for Class C shares through February 29, 2000.

Example

Fees and expenses if you sold your shares after:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $793           $721            $418
3 Years                           $4,884         $5,105          $4,797
5 Years                           $7,403         $7,652          $7,445
10 Years                         $10,237        $10,197         $10,246

Fees and expenses if you did not sell your shares:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $793           $321            $318
3 Years                           $4,884         $4,805          $4,797
5 Years                           $7,403         $7,452          $7,445
10 Years                         $10,237        $10,197         $10,246

Kemper Emerging Markets Income Fund
                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     1.00%          1.00%           1.00%
Distribution (12b-1) Fees          None           0.75%           0.75%
Other Expenses*                    4.82%          5.70%           5.67%
Total Annual Fund Operating
Expenses                           5.82%          7.45%           7.42%
Expense Reimbursement              4.14%          4.89%           4.89%
Net Annual Operating
Expenses**                         1.68%          2.56%           2.53%
-----------

* Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

** By contract, total annual fund operating expenses are capped at 1.68% for Class A shares, 2.56% for Class B shares, and 2.53% for Class C shares through February 29, 2000.

Example

Fees and expenses if you sold your shares after:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $736           $659            $356
3 Years                           $1,860         $2,048          $1,740
5 Years                           $2,966         $3,365          $3,153
10 Years                          $5,652         $5,919          $6,396

Fees and expenses if you did not sell your shares:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $736           $259            $256
3 Years                           $1,860         $1,748          $1,740
5 Years                           $2,966         $3,165          $3,153
10 Years                          $5,652         $5,919          $6,396

Kemper Global Blue Chip Fund
                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     1.00%          1.00%           1.00%
Distribution (12b-1) Fees          None           0.75%           0.75%
Other Expenses*                    6.15%          6.99%           6.95%
Total Annual Fund Operating
Expenses                           7.15%          8.74%           8.70%
Expense Reimbursement              5.35%          6.06%           6.05%
Net Annual Operating
Expenses**                         1.80%          2.68%           2.65%
-----------

* Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

** By contract, total annual fund operating expenses are capped at 1.80% for Class A shares, 2.68% for Class B shares, and 2.65% for Class C shares through February 29, 2000.

Example

Fees and expenses if you sold your shares after:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $747           $671            $368
3 Years                           $2,109         $2,294          $1,984
5 Years                           $3,413         $3,790          $3,576
10 Years                          $6,434         $6,661          $7,066

Fees and expenses if you did not sell your shares:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $747           $271            $268
3 Years                           $2,109         $1,994          $1,984
5 Years                           $3,413         $3,590          $3,576
10 Years                          $6,434         $6,661          $7,066

Kemper Global Income Fund
                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     0.75%          0.75%           0.75%
Distribution (12b-1) Fees          None           0.75%           0.75%
Other Expenses*                    0.85%          0.84%           0.67%
Total Annual Fund Operating
Expenses                           1.60%          2.34%           2.17%
-----------

* Includes cost of shareholder servicing, custody and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Example

Fees and expenses if you sold your shares after:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $605           $637            $320
3 Years                             $932         $1,030            $679
5 Years                           $1,282         $1,450          $1,164
10 Years                          $2,265         $2,322          $2,503

Fees and expenses if you did not sell your shares:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $605           $237            $220
3 Years                             $932           $730            $679
5 Years                           $1,282         $1,250          $1,164
10 Years                          $2,265         $2,322          $2,503

Kemper International Fund
                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     0.73%          0.73%           0.73%
Distribution (12b-1) Fees          None           0.75%           0.75%
Other Expenses*                    0.94%          0.94%           0.94%
Total Annual Fund Operating
Expenses                           1.67%          2.64%           2.57%
-----------

* Includes cost of shareholder servicing, custody and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Example

Fees and expenses if you sold your shares after:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $735           $667            $360
3 Years                           $1,071         $1,120            $799
5 Years                           $1,430         $1,600          $1,365
10 Years                          $2,438         $2,521          $2,905

Fees and expenses if you did not sell your shares:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $735           $267            $260
3 Years                           $1,071           $820            $799
5 Years                           $1,430         $1,400          $1,365
10 Years                          $2,438         $2,521          $2,905

Kemper International Growth and Income Fund
                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     1.00%          1.00%           1.00%
Distribution (12b-1) Fees          None           0.75%           0.75%
Other Expenses*                   14.90%         15.73%          15.68%
Total Annual Fund Operating
Expenses                          15.90%         17.48%          17.43%
Expense Reimbursement             14.09%         14.79%          14.77%
Net Annual Operating
Expenses**                         1.81%          2.69%           2.66%
-----------

* Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

** By contract, total annual fund operating expenses are capped at 1.81% for Class A shares, 2.69% for Class B shares, and 2.66% for Class C shares through February 29, 2000.

Example

Fees and expenses if you sold your shares after:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $748           $672            $369
3 Years                           $3,513         $3,717          $3,408
5 Years                           $5,709         $6,026          $5,814
10 Years                          $9,416         $9,489          $9,653

Fees and expenses if you did not sell your shares:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $748           $272            $269
3 Years                           $3,513         $3,417          $3,408
5 Years                           $5,709         $5,826          $5,814
10 Years                          $9,416         $9,489          $9,653

Kemper Latin America Fund
                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     1.25%          1.25%           1.25%
Distribution (12b-1) Fees          None           0.75%           0.75%
Other Expenses*                   21.51%         22.30%          22.30%
Total Annual Fund Operating
Expenses                          22.76%         24.30%          24.30%
Expense Reimbursement             20.57%         21.23%          21.26%
Net Annual Operating
Expenses**                         2.19%          3.07%           3.04%
-----------

* Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

** By contract, total annual fund operating expenses are capped at 2.19% for Class A shares, 3.07% for Class B shares, and 3.04% for Class C shares through February 29, 2000.

Example

Fees and expenses if you sold your shares after:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $784           $710            $407
3 Years                           $4,447         $4,654          $4,352
5 Years                           $6,924         $7,187          $6,986
10 Years                         $10,152        $10,147         $10,222

Fees and expenses if you did not sell your shares:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $784           $310            $307
3 Years                           $4,447         $4,354          $4,352
5 Years                           $6,924         $6,987          $6,986
10 Years                         $10,152        $10,147         $10,222









January 5, 2000